STOCKHOLDERS' EQUITY (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value of warrants issued	$ 0.89	$ 0.89
Expected term (years)	5 years	5 years
Risk-free interest rate	1.60%	1.60%
Volatility	45.40%	45.40%
Dividend yield	0.00%	0.00%